Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Changes in Carrying Amount of Goodwill

	Corporate and Other	Generation & Marketing	AEP Consolidated
	(in millions)
Balance as of December 31, 2015	$37.1	$15.4	$52.5
Impairment Losses	—	—	—
Balance as of December 31, 2016	37.1	15.4	52.5
Impairment Losses	—	—	—
Balance as of December 31, 2017	$37.1	$15.4	$52.5

Amortization Life, Gross Carrying Amount and Accumulated Amortization by Major Asset Class

		December 31, 2016
	Amortization Life	Gross Carrying Amount	Accumulated Amortization
	(in years)	(in millions)
Acquired Customer Contracts	5	$58.3	$58.3